Mining Interest, Plant, and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Mining Interest, Plant, and Equipment	Mining Interest, Plant, & Equipment

		Mineral Properties
		Depletable	Non-Depletable
	Plant and equipment	Operations	Development projects	Exploration projects	Total
Cost
Balance at December 31, 2022	$182,566	$292,386	$153,540	$503,759	$1,132,251
Additions	33,455	36,190	30,412	14,969	115,026
Disposals	(1,937)	—	—	—	(1,937)
Transfers	105	(105)	—	—	—
Change in decommissioning liability	—	3,182	—	—	3,182
Capitalized interest	—	—	14,550	—	14,550
Exchange difference	39,672	95,529	18,221	2,472	155,894
Balance at December 31, 2023	$253,861	$427,182	$216,723	$521,200	$1,418,966
Accumulated Depreciation and Impairment Charges
Balance at December 31, 2022	$(60,844)	$(142,785)	—	$(179,476)	$(383,105)
Depreciation	(13,478)	(23,034)	—	—	(36,512)
Disposals	668	—	—	—	668
Exchange difference	(18,200)	(38,364)	—	—	(56,564)
Balance at December 31, 2023	$(91,854)	$(204,183)	—	$(179,476)	$(475,513)

Net book value at December 31, 2022	$121,722	$149,601	$153,540	$324,283	$749,146
Net book value at December 31, 2023	$162,007	$222,999	$216,723	$341,724	$943,453

		Mineral Properties
		Depletable	Non-Depletable
	Plant and equipment	Operations	Development projects	Exploration projects	Total
Cost
Balance at December 31, 2021	$140,367	$249,320	—	$454,321	$844,008
Additions	53,248	33,315	4,641	27,641	118,845
Acquisition of Aris Gold (Note 5)	17,871	64,258	149,936	23,792	255,857
Disposals	(3,500)	—	—	—	(3,500)
Transfers	—	862	—	(862)	—
Change in decommissioning liability	—	645	—	—	645
Capitalized interest	—	47	3,862	—	3,909
Exchange difference	(25,420)	(56,061)	(4,899)	(1,133)	(87,513)
Balance at December 31, 2022	$182,566	$292,386	$153,540	$503,759	$1,132,251
Accumulated Depreciation and Impairment Charges
Balance at December 31, 2021	$(59,599)	$(149,155)	—	$(179,476)	$(388,230)
Depreciation	(13,449)	(20,642)	—	—	(34,091)
Disposals	1,273	—	—	—	1,273
Derecognition of assets	(1,311)	—	—	—	(1,311)
Exchange difference	12,242	27,012	—	—	39,254
Balance at December 31, 2022	$(60,844)	$(142,785)	—	$(179,476)	$(383,105)

Net book value at December 31, 2021	$80,768	$100,165	$—	$274,845	$455,778
Net book value at December 31, 2022	$121,722	$149,601	$153,540	$324,283	$749,146
8.    Mining Interest, Plant, & Equipment (cont.)
The capitalized interest is broken down as follows:

	December 31, 2023	December 31, 2022
Capitalized Interest - Gold Notes (Note 10b)	$7,484	$1,991
Capitalized Interest - Deferred Revenue (Note 12)	7,818	1,871
Capitalized Interest - Income	(752)	47
Total	$14,550	$3,909

Plant and equipment as of December 31, 2023 include ROU assets with a net book value of $4.3 million (December 31, 2022 - $5.4 million).